UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

HIS International Value Fund

Shares	Description	Value (†)
Common Stocks – 96.6% of Net Assets

	Australia – 3.3%
3,892	Commonwealth Bank of Australia	$276,448
11,254	Westpac Banking Corp.	362,172

		638,620

	Belgium – 1.6%
3,048	Anheuser-Busch InBev, Sponsored ADR	303,428

	Brazil – 1.2%
13,936	Banco Bradesco S.A., Sponsored Preference ADR	237,189

	Canada – 6.6%
5,133	Bank of Nova Scotia	298,678
9,091	Cameco Corp.	188,911
3,539	Canadian National Railway Co.	354,962
4,806	Potash Corp. of Saskatchewan, Inc.	188,635
8,049	Suncor Energy, Inc.	241,550

		1,272,736

	China – 8.8%
314,710	China Construction Bank Corp., Class H	257,974
78,000	China Overseas Land & Investment Ltd.	216,227
54,000	China Shenhua Energy Co. Ltd., Class H	197,027
430,320	China State Construction International Holdings Ltd.	590,569
105,000	CNOOC Ltd.	201,634
30,500	Ping An Insurance (Group) Co. of China Ltd., Class H	237,248

		1,700,679

	Finland – 0.8%
7,313	Fortum OYJ	147,514

	France – 4.5%
5,888	BNP Paribas S.A.	302,747
1,215	Iliad S.A.	258,459
3,040	Sanofi	310,035

		871,241

	Germany – 4.8%
2,874	Bayer AG, (Registered)	297,017
4,175	Henkel AG & Co. KGaA	329,994
3,645	SAP AG	293,157

		920,168

	Hong Kong – 1.1%
20,000	Wing Hang Bank Ltd.	212,915

	India – 2.3%
6,222	ICICI Bank Ltd., Sponsored ADR	266,924
3,363	Infosys Ltd., Sponsored ADR	181,299

		448,223

Shares	Description	Value (†)
Common Stocks – continued

	Italy – 2.9%
11,518	ENI SpA	$257,870
26,267	Fiat Industrial SpA	296,226

		554,096

	Japan – 11.9%
5,100	Astellas Pharma, Inc.	274,138
6,300	Canon, Inc.	227,546
1,200	FANUC Corp.	184,713
5,400	Shin-Etsu Chemical Co. Ltd.	358,528
13,500	Sumitomo Corp.	168,938
90,000	Sumitomo Mitsui Trust Holdings, Inc.	423,541
9,800	THK Co. Ltd.	189,264
9,200	Toyota Motor Corp.	474,977

		2,301,645

	Korea – 3.6%
5,107	KB Financial Group, Inc.	172,130
386	Samsung Electronics Co. Ltd.	529,770

		701,900

	Mexico – 1.9%
13,934	Grupo Televisa SAB, Sponsored ADR	370,784

	Norway – 1.5%
11,905	Subsea 7 S.A.	279,787

	Russia – 3.2%
2,906	LUKOIL, Sponsored ADR	187,437
10,349	MMC Norilsk Nickel, ADR	174,795
77,600	Sberbank	246,768

		609,000

	Singapore – 1.5%
21,600	DBS Group Holdings Ltd.	279,565

	South Africa – 0.8%
8,838	MTN Group Ltd.	155,303

	Sweden – 1.4%
17,882	Sandvik AB	275,843

	Switzerland – 10.0%
12,753	ABB Ltd., (Registered)	289,514
4,617	Cie Financiere Richemont S.A., Class A	363,504
6,049	Nestle S.A., (Registered)	437,794
3,191	Novartis AG, (Registered)	227,429
1,411	Roche Holding AG	328,936
2,682	Swatch Group AG (The), (Registered)	272,707

		1,919,884

	Taiwan – 1.7%
98,893	Taiwan Semiconductor Manufacturing Co. Ltd.	332,372

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – 21.2%
83,781	Barclays PLC	$372,764
9,519	BHP Billiton PLC	277,209
53,100	BP PLC	373,399
7,969	British American Tobacco PLC	427,318
7,062	GlaxoSmithKline PLC	165,371
18,480	HSBC Holdings PLC	198,471
18,568	National Grid PLC	215,756
21,934	Prudential PLC	356,242
5,123	Rio Tinto PLC	241,295
13,374	Standard Chartered PLC	347,271
54,225	Tesco PLC	315,217
11,350	Unilever PLC	480,072
114,921	Vodafone Group PLC	326,109

		4,096,494

	Total Common Stocks (Identified Cost $15,590,281)	18,629,386

Preferred Stocks – 1.0%

	Germany – 1.0%
938	Volkswagen AG (Identified Cost $177,758)	186,824

Principal Amount
Short-Term Investments – 3.3%
$ 645,191	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $645,191 on 4/01/2013 collateralized by $660,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $659,175 including accrued interest(b) (Identified Cost $645,191)	645,191

	Total Investments – 100.9% (Identified Cost $16,413,230)(a)	19,461,401
	Other assets less liabilities – (0.9)%	(178,216)

	Net Assets – 100.0%	$19,283,185

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2013, approximately 62% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $16,413,230 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,304,998
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(256,827)

Net unrealized appreciation	$3,048,171

At December 31, 2012, the Fund had a short-term capital loss carryforward of $27,552,215 of which $25,397,706 expires on December 31, 2017 and of $2,154,509 with no expiration date and a long-term capital loss carryforward of $716,179 with no expiration date. At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $2,459. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$638,620	$—	$638,620
China	—	1,700,679	—	1,700,679
Finland	—	147,514	—	147,514
France	258,459	612,782	—	871,241
Germany	—	920,168	—	920,168
Hong Kong	—	212,915	—	212,915
Italy	—	554,096	—	554,096
Norway	—	279,787	—	279,787
Singapore	—	279,565	—	279,565
South Africa	—	155,303	—	155,303
Sweden	—	275,843	—	275,843
Switzerland	—	1,919,884	—	1,919,884
United Kingdom	—	4,096,494	—	4,096,494
All Other Common Stocks*	6,577,277	—	—	6,577,277

Total Common Stocks	6,835,736	11,793,650	—	18,629,386

Preferred Stocks*	—	186,824	—	186,824
Short-Term Investments	—	645,191	—	645,191

Total	$6,835,736	$12,625,665	$—	$19,461,401

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $5,559,740 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At March 31, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	22.0%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	8.4
Machinery	4.8
Food Products	4.8
Semiconductors & Semiconductor Equipment	4.4
Metals & Mining	3.6
Automobiles	3.5
Textiles, Apparel & Luxury Goods	3.3
Insurance	3.1
Construction & Engineering	3.1
Chemicals	2.8
Wireless Telecommunication Services	2.5
Tobacco	2.2
Other Investments, less than 2% each	20.4
Short-Term Investments	3.3

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

British Pound	20.2%
United States Dollar	18.6
Euro	14.0
Japanese Yen	11.9
Hong Kong Dollar	10.9
Swiss Franc	10.0
South Korean Won	3.6
Australian Dollar	3.3
Other, less than 2% each	8.4

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)
Common Stocks – 103.5% of Net Assets

	Australia – 5.8%
217,978	BHP Billiton Ltd.	$7,451,608
235,414	Newcrest Mining Ltd.	4,928,200
164,925	Woodside Petroleum Ltd.	6,181,572
208,310	WorleyParsons Ltd.	5,386,845

		23,948,225

	Belgium – 1.2%
51,289	Anheuser-Busch InBev NV	5,099,018

	Brazil – 1.6%
373,031	Itau Unibanco Holding S.A., Preference ADR	6,639,952

	Canada – 5.3%
98,842	Bank of Nova Scotia	5,751,391
404,732	Cameco Corp.	8,410,331
515,014	Manulife Financial Corp.	7,584,397

		21,746,119

	China – 13.6%
4,652,000	Agile Property Holdings Ltd.	5,560,370
3,567,000	Belle International Holdings Ltd.	5,978,433
9,118,000	China Longyuan Power Group Corp., Class H	8,323,044
5,922,000	China Unicom Hong Kong Ltd.	7,949,963
676,500	Hengan International Group Co. Ltd.	6,623,626
8,981,000	Industrial & Commercial Bank of China Ltd., Class H	6,316,309
1,003,500	Ping An Insurance (Group) Co. of China Ltd., Class H	7,805,868
227,100	Tencent Holdings Ltd.	7,263,702

		55,821,315

	Denmark – 2.8%
38,707	Novo Nordisk A/S, Class B	6,238,875
149,969	Novozymes A/S	5,092,399

		11,331,274

	France – 4.2%
381,704	AXA S.A.	6,596,358
59,016	Gemalto NV	5,151,921
43,110	Pernod-Ricard S.A.	5,373,133

		17,121,412

	Germany – 6.4%
91,655	Adidas AG	9,527,473
351,341	Aixtron SE AG	5,134,753
63,091	Bayer AG, (Registered)	6,520,203
40,113	Fresenius SE & Co. KGaA	4,956,249

		26,138,678

	Hong Kong – 1.4%
1,330,000	AIA Group Ltd., 144A	5,830,448

Shares	Description	Value (†)
Common Stocks – continued

	India – 1.7%
181,271	HDFC Bank Ltd., ADR	$6,783,161

	Israel – 1.2%
133,749	NICE Systems Ltd., Sponsored ADR(b)	4,925,976

	Italy – 2.1%
864,200	Prada SpA	8,757,014

	Japan – 13.3%
141,400	Canon, Inc.	5,107,133
2,614	CyberAgent, Inc.	4,926,155
342,100	Komatsu Ltd.	8,173,186
685,200	Rakuten, Inc.	6,965,915
45,600	SMC Corp.	8,806,586
244,800	Softbank Corp.	11,286,259
174,600	Toyota Motor Corp.	9,014,246

		54,279,480

	Korea – 5.4%
37,372	Hyundai Glovis Co. Ltd.	6,331,675
39,373	Hyundai Motor Co.	7,926,975
11,874	Samsung Electronics Co. Ltd., GDR, 144A	7,979,328

		22,237,978

	Norway – 1.8%
327,926	Telenor ASA	7,220,299

	Singapore – 4.1%
2,527,000	Global Logistic Properties Ltd.	5,366,506
601,000	Oversea-Chinese Banking Corp. Ltd.	5,177,377
1,508,000	SembCorp Industries Ltd.	6,331,810

		16,875,693

	Spain – 1.4%
150,873	Grifols S.A.(b)	5,603,727

	Sweden – 1.2%
315,126	Elekta AB, Class B	4,780,147

	Switzerland – 8.8%
304,781	ABB Ltd., (Registered)	6,919,027
75,776	Cie Financiere Richemont S.A., Class A	5,965,970
234,778	Credit Suisse Group AG, (Registered)	6,174,829
61,441	Holcim Ltd., (Registered)	4,907,660
73,263	Nestle S.A., (Registered)	5,302,379
28,521	Roche Holding AG	6,648,901

		35,918,766

	Taiwan – 3.0%
750,850	Hiwin Technologies Corp.	5,599,517
2,402,550	Hon Hai Precision Industry Co. Ltd.	6,692,832

		12,292,349

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – 17.2%
777,320	Aberdeen Asset Management PLC	$5,079,793
207,648	Anglo American PLC	5,362,133
332,705	ARM Holdings PLC	4,687,899
444,352	BG Group PLC	7,646,427
232,432	Diageo PLC	7,324,059
108,992	HSBC Holdings PLC, Sponsored ADR	5,813,633
535,975	Prudential PLC	8,705,053
70,886	Reckitt Benckiser Group PLC	5,089,440
466,863	Rolls-Royce Holdings PLC	8,033,370
197,298	Standard Chartered PLC	5,123,062
479,860	Vedanta Resources PLC	7,362,640

		70,227,509

	Total Common Stocks (Identified Cost $384,704,589)	423,578,540

	Total Investments – 103.5% (Identified Cost $384,704,589)(a)	423,578,540
	Other assets less liabilities – (3.5)%	(14,243,399)

	Net Assets – 100.0%	$409,335,141

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2013, approximately 68% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $384,704,589 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$59,686,840
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,812,889)

Net unrealized appreciation	$38,873,951

At December 31, 2012, the Fund had a short-term capital loss carryforward of $222,813,944 of which $12,556,195 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $38,943. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $2,628,756 or 0.6% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,948,225	$—	$23,948,225
Belgium	—	5,099,018	—	5,099,018
China	—	55,821,315	—	55,821,315
Denmark	—	11,331,274	—	11,331,274
France	—	17,121,412	—	17,121,412
Germany	—	26,138,678	—	26,138,678
Hong Kong	—	5,830,448	—	5,830,448
Italy	—	8,757,014	—	8,757,014
Norway	—	7,220,299	—	7,220,299
Singapore	—	16,875,693	—	16,875,693
Spain	—	5,603,727	—	5,603,727
Sweden	—	4,780,147	—	4,780,147
Switzerland	—	35,918,766	—	35,918,766
United Kingdom	5,813,633	64,413,876	—	70,227,509
All Other Common Stocks*	128,905,015	—	—	128,905,015

Total Common Stocks	134,718,648	288,859,892	—	423,578,540

Total	$134,718,648	$288,859,892	$—	$423,578,540

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $5,631,819 was transferred from Level 1 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

Common stocks valued at $83,616,122 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At March 31, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	10.2%
Insurance	8.8
Metals & Mining	6.1
Textiles, Apparel & Luxury Goods	5.9
Machinery	5.6
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.7
Semiconductors & Semiconductor Equipment	4.5
Beverages	4.3
Automobiles	4.1
Diversified Telecommunication Services	3.7
Wireless Telecommunication Services	2.8
Capital Markets	2.7
Real Estate Management & Development	2.7
Independent Power Producers & Energy Traders	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	27.9

Total Investments	103.5
Other assets less liabilities	(3.5)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

Hong Kong Dollar	17.1%
British Pound	15.8
Japanese Yen	13.3
Euro	13.2
United States Dollar	10.0
Swiss Franc	8.8
Australian Dollar	5.8
Singapore Dollar	4.1
South Korean Won	3.4
Canadian Dollar	3.2
New Taiwan Dollar	3.0
Danish Krone	2.8
Other, less than 2% each	3.0

Total Investments	103.5
Other assets less liabilities	(3.5)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013